Average Annual Total Returns (Invesco U.S. Small/Mid Cap Value Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class A: Inception (09/27/07)
Label	Return Before Taxes
1 Year	17.72%
Since Inception	(2.58%)
Inception Date	Sep. 27, 2007
Return Before Taxes | Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class B: Inception (06/01/10)	[1]
1 Year	18.74%
Since Inception	(2.51%)
Inception Date	Jun. 01, 2010
Return Before Taxes | Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class C: Inception (06/01/10)	[1]
1 Year	22.62%
Since Inception	(1.61%)
Inception Date	Jun. 01, 2010
Return Before Taxes | Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class Y: Inception (09/27/07)
1 Year	24.81%
Since Inception	(0.63%)
Inception Date	Sep. 27, 2007
Return After Taxes on Distributions | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class A: Inception (09/27/07)
Label	Return After Taxes on Distributions
1 Year	17.72%
Since Inception	(2.59%)
Inception Date	Sep. 27, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Average Annual Total Returns
Column	Class A: Inception (09/27/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	11.52%
Since Inception	(2.18%)
Inception Date	Sep. 27, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(3.64%)
Inception Date	Sep. 30, 2007
Russell 2500 Value Index
Average Annual Total Returns
Label	Russell 2500™ Value Index	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	24.82%
Since Inception	0.26%
Inception Date	Sep. 30, 2007
Lipper Small-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Small-Cap Value Funds Index	[2],[3]
1 Year	25.74%
Since Inception	1.44%
Inception Date	Sep. 30, 2007
Lipper Mid-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Mid-Cap Value Funds Index	[3]
1 Year	21.64%
Since Inception	(0.55%)
Inception Date	Sep. 30, 2007

[1]	Class B and Class C shares performance shown prior to the inception date is that of the predecessor fund's Class A shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares.
[2]	The fund has elected to include three benchmark indices: The S&P 500 ® Index, the Russell 2500 ® Value Index and the Lipper Small-Cap Value Funds Index. The Russell 2500 ® Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Small-Cap Value Funds Index has been added as a peer-group benchmark. The Fund has elected to use the S&P 500 ® Index as its broad-based benchmark instead of the Russell 2500 ® Value Index to provide investors a broad proxy for the U.S. market.
[3]	Effective February 28, 2011, the Fund has elected to use the Lipper Small-Cap Value Funds Index as its peer group benchmark instead of the Lipper Mid-Cap Value Funds Index because it will better align the Fund's peer group benchmark with its investment processes and restrictions.